Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Furniture and Fixtures [Member] | Minimum [Member]
Property and equipment estimated useful lives	3 years	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property and equipment estimated useful lives	7 years	7 years
Equipment [Member] | Minimum [Member]
Property and equipment estimated useful lives	7 years	7 years
Equipment [Member] | Maximum [Member]
Property and equipment estimated useful lives	10 years	10 years
Leasehold Improvements [Member]
Property and equipment estimated useful lives	7 years	7 years